Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Debt Summarized by Interest Rates and Currencies
As of December 31, 2021 and 2020, CEMEX’s consolidated debt summarized by interest rates and currencies, was as follows:

	2021			2020
	Current	Non-current	Total 1, 2	Current	Non-current	Total 1, 2

Floating rate debt	$27	896	923	$172	2,538	2,710
Fixed rate debt	46	6,410	6,456	7	6,622	6,629

	$73	7,306	7,379	$179	9,160	9,339

Effective rate 3
Floating rate	2.7%	2.6%		3.1%	4.0%
Fixed rate	5.2%	4.8%		4.7%	5.6%

	2021				2020
Currency	Current	Non-current	Total	Effective rate 3	Current	Non-current	Total	Effective rate 3

Dollars	$6	6,375	6,381	4.4%	$6	6,089	6,095	5.8%
Euros	1	453	454	3.1%	73	2,078	2,151	2.7%
Pounds	—	—	—	—	55	329	384	2.5%
Philippine pesos	66	109	175	4.4%	3	220	223	4.1%
Mexican pesos	—	254	254	7.2%	—	334	334	6.8%
Other currencies	—	115	115	4.1%	42	110	152	4.9%

	$73	7,306	7,379		$179	9,160	9,339

1
As of December 31, 2021 and 2020, from total debt of $7,379 and $9,339, respectively, 94% in 2021 and 93% in 2020 was held in the Parent Company and 6% in 2021 and 7% in 2020 was in subsidiaries of the Parent Company.

2
As of December 31, 2021 and 2020, cumulative discounts, fees and other direct costs incurred in CEMEX’s outstanding debt borrowings and the issuance of notes payable (jointly “Issuance Costs”) for $53 and $66, respectively, are presented reducing debt balances and are amortized to financial expense over the maturity of the related debt instruments under the amortized cost method.

3	In 2021 and 2020 , represents the weighted-average nominal interest rate of the related debt agreements determined at the end of each period.

Summary of Consolidated Debt by Type of Instrument
As of December 31, 2021 and 2020, CEMEX’s consolidated debt summarized by type of instrument, was as follows:

2021	Current	Non-current	2020	Current	Non-current

Bank loans			Bank loans
Loans in foreign countries, 2023 to 2024	$—	289	Loans in foreign countries, 2021 to 2024	$67	371
Syndicated loans, 2023 to 2026	—	1,728	Syndicated loans, 2021 to 2025	—	2,383

	—	2,017		67	2,754

Notes payable			Notes payable
Medium-term notes, 2024 to 2031	—	5,179	Medium-term notes, 2024 to 2030	—	6,327
Other notes payable, 2022 to 2027	5	178	Other notes payable, 2021 to 2027	7	184

	5	5,357		7	6,511

Total bank loans and notes payable	5	7,374	Total bank loans and notes payable	74	9,265
Current maturities	68	(68)	Current maturities	105	(105)

	$73	7,306		$179	9,160

Summary of Changes in Consolidated Debt
Changes in consolidated debt for the years ended December 31, 2021, 2020 and 2019 were as follows:

	2021	2020	2019

Debt at beginning of year	$9,339	9,365	9,311
Proceeds from new debt instruments	3,960	4,210	3,331
Debt repayments	(5,897)	(4,572)	(3,284)
Foreign currency translation and accretion effects	(23)	336	7

Debt at end of year	$7,379	9,339	9,365

Summary of Non-Current Notes Payable
As of December 31, 2021 and 2020,
non-current
notes payable for $5,357 and $6,511, respectively, were detailed as follows:

Description	Date of issuance	Issuer 1	Currency	Principal amount	Rate	Maturity date	Redeemed amount 2 $	Outstanding amount 2 $	2021	2020

July 2031 Notes 3	12/Jan/2 1	CEMEX, S.A.B. de C.V.	Dollar	1,750	3.875%	11/Jul/3 1	—	1,750	$1,741	—
September 2030 Notes	17/Sep/2 0	CEMEX, S.A.B. de C.V.	Dollar	1,000	5.2%	17/Sep/3 0	—	1,000	995	995
November 2029 Notes	19/Nov/19	CEMEX, S.A.B. de C.V.	Dollar	1,000	5.45%	19/Nov/2 9	—	1,000	994	993
June 2027 Notes	05/Jun/2 0	CEMEX, S.A.B. de C.V.	Dollar	1,000	7.375%	05/Jun/2 7	—	1,000	995	994
April 2026 Notes 3	16/Mar/1 6	CEMEX, S.A.B. de C.V.	Dollar	1,000	7.75%	16/Apr/2 6	(1,000)	—	—	997
March 2026 Notes	19/Mar/1 9	CEMEX, S.A.B. de C.V.	Euro	400	3.125%	19/Mar/2 6	—	455	454	487
July 2025 Notes	01/Apr/0 3	CEMEX Materials LLC	Dollar	150	7.70%	21/Jul/2 5	—	150	152	153
January 2025 Notes 3	11/Sep/1 4	CEMEX, S.A.B. de C.V.	Dollar	1,100	5.70%	11/Jan/2 5	(1,100)	—	—	1,069
December 2024 Notes	05/Dec/1 7	CEMEX, S.A.B. de C.V.	Euro	650	2.75%	05/Dec/2 4	(650)	—	—	792
Other notes payable									26	31

									$5,357	6,511

1
As of December 31, 2021, after closing the 2021 Credit Agreement, all notes issued are fully and unconditionally guaranteed by CEMEX Concretos, S.A. de C.V., CEMEX Operaciones México, S.A. de C.V., Cemex Innovation Holding Ltd. and CEMEX Corp.

2	Presented net of all outstanding notes repurchased and held by CEMEX. As of December 31, 2021 there are no repurchased notes outstanding.
3	CEMEX used the proceeds from the July 2031 Notes to redeem in full the April 2026 Notes and partially the January 2025 Notes.

Schedule of Consolidated Long-Term Debt
The maturities of consolidated long-term debt as of December 31, 2021, were as follows:

	Bank loans	Notes payable	Total
2023	$199	6	205
2024	368	5	373
2025	691	157	848
2026	691	460	1,151
2027 and thereafter	—	4,729	4,729

	$1,949	5,357	7,306

Schedule of Lines of Credit
As of December 31, 2021, CEMEX had the following lines of credit, of which, the only committed portion refers to the revolving credit facility under the 2021 Credit Agreement, at annual interest rates ranging between 1.65% and 3.94%, depending on the negotiated currency:

	Lines of credit	Available
Other lines of credit in foreign subsidiaries 1	$199	87
Other lines of credit from banks 1	540	339
Revolving credit facility 2021 Credit Agreement	1,750	1,750

	$2,489	2,176

Summary of Coverage Ratio and Leverage Ratio

Period	Leverage Ratio
For the period ending on December 31, 2020 up to and including the period ending on March 31, 2021	< = 6.25
For the period ending on June 30, 2021	< = 6.00
For the period ending on September 30, 2021	< = 5.75

Summary of Consolidated Financial Ratios
As of December 31, 2021, 2020 and 2019, under the 2021 Credit Agreement and the 2017 Facilities Agreement, as applicable, the main consolidated financial ratios were as follows:

Consolidated financial ratios		Refers to the compliance limits and calculations that were effective on each date
		2021	2020	2019
Leverage ratio	Limit	<=3.75	<=6.25	<=5.25
	Calculation	2.73	4.07	4.17

Coverage ratio	Limit	>=2.75	>=1.75	>=2.50
	Calculation	5.99	3.82	3.86

Summary of Other Financial Obligations
As of December 31, 2021 and 2020, other financial obligations in the consolidated statement of financial position were detailed as follows:

	2021			2020
	Current	Non-current	Total	Current	Non-current	Total

I. Leases	$265	911	1,176	$293	967	1,260
II. Liabilities secured with accounts receivable	602	—	602	586	—	586

	$867	911	1,778	$879	967	1,846

Detailed Information about In Lease Liabilities	Changes in the balance of lease financial liabilities during 2021, 2020 and 2019 were as follows:

	2021	2020	2019

Lease financial liability at beginning of year	$1,260	1,306	1,315
Additions from new leases	227	213	274
Reductions from payments	(313)	(276)	(239)
Cancellations and liability remeasurements	27	(9)	(54)
Foreign currency translation and accretion effects	(25)	26	10

Lease financial liability at end of year	$1,176	1,260	1,306

Summary of Disclosure Detail Of Financial Lease Liabilities	As of December 31, 2021, the maturities of non-current lease financial liabilities are as follows:

Total
2023	$233
2024	137
2025	104
2026	70
2027 and thereafter	367
$911

Summary of Carrying Amounts and Fair Value of Financial Instruments
As of December 31, 2021 and 2020, the carrying amounts of financial assets and liabilities and their respective fair values were as follows:

	2021		2020
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Derivative financial instruments (notes 15.2 and 18.4)	$22	22	$3	3
Other investments and non-current accounts receivable (note 15.2)	221	221	272	272

	$243	243	$275	275

Financial liabilities
Long-term debt (note 18.1)	$7,306	7,629	$9,160	9,687
Other financial obligations (note 18.2)	911	919	967	1,012
Derivative financial instruments (notes 18.4 and 19.2)	30	30	53	53

	$8,247	8,578	$10,180	10,752

Summary of Fair Value of Derivative Financial Instruments at Fair Value Hierarchy
As of December 31, 2021 and 2020, assets and liabilities carried at fair value in the consolidated statements of financial position are included in the following fair value hierarchy categories (note 3.6):

2021	Level 1	Level 2	Level 3	Total
Assets measured at fair value
Derivative financial instruments (notes 15.2 and 18.4)	$—	22	—	22
Investments in strategic equity securities (note 15.2)	14	–	—	14
Other investments at fair value through earnings (note 15.2)	—	3	—	3

	$14	25	—	39

Liabilities measured at fair value
Derivative financial instruments (notes 18.4 and 19.2)	$—	30	—	30

2020	Level 1	Level 2	Level 3	Total
Assets measured at fair value
Derivative financial instruments (notes 15.2 and 18.4)	$—	3	—	3
Investments in strategic equity securities (note 15.2)	23	—	—	23
Other investments at fair value through earnings (note 15.2)	—	3	—	3

	$23	6	—	29

Liabilities measured at fair value
Derivative financial instruments (notes 18.4 and 19.2)	$—	53	–—	53

Summary of Derivative Financial Instruments
As of December 31, 2021 and 2020, the notional amounts and fair values of CEMEX’s derivative instruments were as follows:

	2021		2020
	Notional amount	Fair value	Notional amount	Fair value

I. Net investment hedge	$1,511	3	741	(42)
II. Interest rate swaps	1,005	(18)	1,334	(47)
III. Equity forwards on third party shares	—	—	27	3
IV. Fuel price hedging	145	30	128	5
V. Options	250	6	—	—

	$2,911	21	2,230	(81)

Summary of Consolidated Net Monetary Assets (Liabilities) by Currency
As of December 31, 2021 and 2020, CEMEX’s consolidated net monetary assets (liabilities) by currency are as follows:

	2021
	Mexico	United States	EMEAA	SCA&C	Others 1	Total
Monetary assets	$873	605	1,255	262	193	3,188
Monetary liabilities	1,644	2,701	3,279	659	7,544	15,827

Net monetary assets (liabilities)	$(771)	(2,096)	(2,024)	(397)	(7,351)	(12,639)

Out of which:
Dollars	$(166)	(2,096)	23	(87)	(6,254)	(8,580)
Pesos	(601)	—	—	—	(17)	(618)
Euros	—	—	(762)	1	(384)	(1,145)
Pounds	—	—	(1,191)	—	28	(1,163)
Other currencies	(4)	—	(94)	(311)	(724)	(1,133)

	$(771)	(2,096)	(2,024)	(397)	(7,351)	(12,639)

	2020
	Mexico	United States	EMEAA	SCA&C	Others 1	Total
Monetary assets	$856	550	1,452	240	419	3,517
Monetary liabilities	1,420	2,480	3,534	680	9,625	17,739

Net monetary assets (liabilities)	$(564)	(1,930)	(2,082)	(440)	(9,206)	(14,222)

Out of which:
Dollars	$(161)	(1,930)	17	(37)	(6,065)	(8,176)
Pesos	(403)	—	—	—	(87)	(490)
Euros	—	—	(743)	—	(2,451)	(3,194)
Pounds	—	—	(1,174)	—	26	(1,148)
Other currencies	—	—	(182)	(403)	(629)	(1,214)

	$(564)	(1,930)	(2,082)	(440)	(9,206)	(14,222)

1	Includes the Parent Company, CEMEX’s financing subsidiaries, as well as Neoris N.V., among other entities.